Financial liabilities	12 Months Ended
Dec. 31, 2025
Financial Liabilities
Financial liabilities

10.	Financial liabilities:

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at December 31, 2025 and 2024:

	Bank Loan	Loan Payable	Project Financing	Government Loans	Lease Obligations (Note 11)	Total

Balance at December 31, 2023	$71	$-	$182	$391	$455	$1,099

Changes from financing activities:
Repayment of bank loan	(41)	-	-	-	-	(41)
Repayment of loan payable	-	(41)	-	-	-	(41)
Payment of lease obligations	-	-	-	-	(345)	(345)
Repayment of government loans	-	-	-	(114)	-	(114)

Total changes from financing activities	(41)	(41)	-	(114)	(345)	(541)

Foreign exchange	2	-	(15)	(15)	(11)	(39)

Other changes:
Financing costs	5	17	-	16	47	85
Interest paid	(5)	(17)	-	(5)	(47)	(74)
New loan	-	310	-	-	-	310
New leases (Note 7)	-	-	-	-	353	353

Balance at December 31, 2024	$32	$269	$167	$273	$452	$1,193

Changes from financing activities:
Repayment of bank loan	(35)	-	-	-	-	(35)
Repayment of loan payable	-	(127)	-	-	-	(127)
Payment of lease obligations	-	-	-	-	(334)	(334)
Repayment of government loans	-	-	-	(278)	-	(278)

Total changes from financing activities	(35)	(127)	-	(278)	(334)	(774)

Foreign exchange	3	-	8	1	6	18

Other changes:
Financing costs	2	(41)	-	9	44	14
Interest paid	(2)	41	-	(5)	(44)	(10)
New loan	-	1,091	-	-	-	1,091
New leases (Note 7)	-	-	-	-	610	610
Adjustment (Note 7)	-	-	-	-	(169)	(169)

Balance at December 31, 2025	$-	$1,233	$175	$-	$565	$1,973

(a)	Bank loan:

On August 8, 2022, the Company executed a bank loan in the Czech Republic to finance the purchase of foundation data for 2,500,000 Czech Republic koruna (equivalent $110). Interest accrues at 10.71% and minimum monthly installment payments of $4 thousand began in December 2022 and was paid in full during November 2025.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 19

(b)	Loan payable:

During 2024, the Company executed two equipment financing loans to purchase $337 of computer equipment. The Company paid a down payment of $27 and financed $240 at a 12.21% interest rate per annum with a monthly payment of $8 and $70 at a 13.00% interest rate per annum with a monthly payment of $2. Each loan is for 36 months. During the fourth quarter of 2025, the Company executed another equipment financing loan to purchase $524 of computer equipment and $567 of maintenance financed at 7.21% interest rate per annum with a monthly payment of $22 for 60 months.

	December 31,	December 31,
	2025	2024

Loan payable	$1,233	$269

	1,233	269

Less current portion	(299)	(97)

Long-term portion of loan payable	$934	$172

(c)	Project financing:

Reimbursable project development funds provided by a corporation designed to enable the development and commercialization of geomatics solutions in Canada. The funding is repayable upon the completion of a specific development project and the first sale of any of the resulting product(s). Repayment is to be made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales. There were no sales of the related products during the year ended December 31, 2025 and 2024.

(d)	Government loans:

	December 31,	December 31,
	2025	2024

SBA loan	$-	$144
Western Development Canada loan	-	129

	-	273

Less current portion	-	(132)

Long-term portion of government loans	$-	$141

i.	SBA loan:

On July 17, 2020, the Company received a $150 long-term loan from the Small Business Administration (SBA). Interest will accrue at the rate of 3.75% per annum and payments of $0.7 monthly began twelve months from the date the funds were received. The balance of principal and interest is payable thirty years from the date of the note. During December 2025, the Company paid the loan in full.

ii.	Western Development Canada loan:

On December 29, 2020, the Company received a $385 (C$494) long-term loan from Western Economic Diversification in Canada. The loan will be repaid in 36 monthly installments that started in January 2023. The loan is non-interest bearing, and therefore the fair value at inception must be estimated to account for an imputed interest factor. The value at inception was determined to be $312, based on the estimated discount rate of 6.07%, and is subject to estimation uncertainty. The resulting discount of $73 was recognized in government grants at December 31, 2020 and is accreted through interest expense over the term of the loan using the effective interest method. The loan was paid in full during December 2025.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 20